Expense Example, No Redemption - Lyrical U.S. Value Equity Fund - Lyrical U.S. Value Equity Fund C Class	Mar. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 202
Expense Example, No Redemption, 3 Years	742
Expense Example, No Redemption, 5 Years	1,309
Expense Example, No Redemption, 10 Years	$ 2,853